Stockholders' Equity - Assumptions Used to Calculate Fair Value of Options (Details) - Options	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance Period	9 months 18 days
Weighted-Average risk-free interest rate	1.55%
Weighted-average volatility	54.70%
Weighted-average dividend yield	0.00%